NOTE A: NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Jul. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE A: NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Organization

The Company was incorporated under the laws of Nevada on February 3, 1986.  From November of 1990 through July 31, 2000, the Company was engaged in the development, manufacturing and distribution of purified human antigens (“Diagnostics”) that were derived primarily from human tissues.  The Company also developed cell technology including immortalization of certain cells that allowed entry into other markets besides diagnostics.  However, during the 1990’s, the Company’s sales were solely attributable to the sales of purified human antigens for diagnostic applications.

Following the sale of its Diagnostics operations in August of 2000, the Company began devoting all efforts to its cellular generation technology which evolved from a focus on induction of cellular immortalization to technology related to stem cells.  Stem cell technology has potentially broad application to many medical areas, including drug discovery and development together with numerous therapeutic applications to diseases involving cellular degeneration, injury or to the treatment of cancer.  The Company launched a series of products targeting basic research in stem cell technology in 2009.  These “Tools for Stem Cell and Drug Discovery™” offer researchers basic tools needed to advance stem cell technology including stem cells and their derivatives, media for growth and differentiation of stem cells and advanced tools for measurement of stem cell quality, potency and response to toxic agents.  The Company has been granted patents for its proprietary technology related to the immortalization of human cells and subsequently expanded this technology to include patented and patent-pending technology involving generation of stem cells with potential application to a variety of commercial opportunities including the treatment of degenerative diseases and drug discovery.

The Company also owns patented technology related to treatment of human infertility.  The Company has been granted a US patent for its process to manufacture VITROPIN™.  VITROPIN™ is a highly purified urinary follicle-stimulating hormone (“FSH”) preparation produced according to the Company’s patented purification process.

The Company also owns patented technology that provides protection to a specific cell line derived from human pancreatic tissues that gives rise to structures comparable to the Islets of Langerhans (beta islets).  These islets also synthesize and secrete insulin in response to elevated glucose levels, as do beta islets contained within pancreatic tissue.  Vitro has also developed a process for the commercial production its cell line-derived islets.  Furthermore, the Company previously obtained regulatory approval for an animal protocol to determine reversal of Type I diabetes, a critical step in the demonstration of efficacy.  This patent affords an exclusive proprietary position to the Company for a new cellular therapy to treat Type I diabetes.

Basis of Presentation – Going Concern

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. However, the Company has suffered significant losses since inception and has working capital and shareholders’ deficits at July 31, 2012, that raise substantial doubt about its ability to continue as a going concern. In view of these matters, realization of certain of the assets in the accompanying balance sheet is dependent upon continued operations of the Company, which in turn is dependent upon the Company’s ability to meet its financial requirements, raise additional capital, and generate revenues and profits from operations.

The financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.  The Company has financed its operations primarily through cash advances from the Company’s president, as well as through various private placements of equity securities.  Since the year ended October 31, 2010, the president has advanced the Company a total of $311,800 for working capital on an “as needed” basis, including $132,300 during the nine months ended July 31, 2012.  There is no assurance that these advances will continue in the future.

The Company has formed strategic alliances and is presently engaged in discussions with other companies that have expressed interest in the commercialization of the Company’s stem cell and fertility drug technology. Management intends to pursue these and other opportunities with the objective of establishing strategic alliances to enhance its revenue generation and to fund further development and commercialization of its key technologies.  Initial revenues from stem cell products previously launched have been established and management is pursuing additional revenue generation from this product line, as well as the development of other related products to the fullest extent possible given its resources.  A current focus is expanding distribution of the Company’s advanced stem cell media, MSCGro™, since management believes that these products show performance advantages over the current leaders in this market sector.  There is no assurance that any of these initiatives will yield sufficient capital to maintain the Company’s operations. In such an event, management intends to pursue various strategic alternatives.

In March 2011, the Company formed a license agreement with a third party for its patented technology related to treatment of infertility.  The terms of this agreement included a license fee and royalties on any future sales derived from the patent license by the licensee.  The transaction resulted in a significant reduction of the Company’s accrued payroll obligation to a former employee.  See Note I for further discussion regarding this transaction.

Summary of Significant Accounting Policies

Use of estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash equivalents

For the purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Accounts receivable

Accounts receivable consists of amounts due from customers.  The Company considers accounts more than 30 days old to be past due. The Company uses the allowance method for recognizing bad debts. When an account is deemed uncollectible, it is written off against the allowance. The Company generally does not require collateral for its accounts receivable.  At July 31, 2012 and October 31, 2011, no allowances were recorded and all amounts due from customers were considered collectible.

Inventory

Inventories, consisting of raw materials and finished goods, are stated at the lower of cost (using the specific identification method) or market.  Finished goods inventories include certain allocations of labor and overhead.  At July 31, 2012 and October 31, 2011, finished goods included approximately $4,500 and $10,100, respectively, of labor and overhead allocations.  Inventories consisted of the following:

	July 31, 2012	October 31, 2011
Raw materials	$ 13,083	$ 9,320
Finished goods	8,923	7,853
	$ 22,006	$ 17,173

Research and development

The Company’s operations are predominantly in research and development (“R&D”).  These costs are expensed as incurred and are primarily comprised of costs for: salaries, overhead and occupancy, contract services and other outside costs, quality assurance and analytical testing. As the Company has also expanded its operations to include manufacturing and R&D, we report cost of goods sold, including estimates of labor, materials and overhead allocations to the production of specific products.

Property, equipment and depreciation

Property and equipment, generally consisting of laboratory equipment and office equipment and furniture, are stated at cost and are depreciated over the assets’ estimated useful lives ranging from three to seven years using the straight-line method.  Depreciation expense totaled $13,255 and $13,192 for the nine months ended July 31, 2012 and 2011, respectively.

Upon retirement or disposition of equipment, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in operations.  Repairs and maintenance are charged to expense as incurred and expenditures for additions and improvements are capitalized.

Patents, deferred costs and amortization

Patents consist of costs incurred to acquire issued patents.  Amortization commences once a patent is granted.  Costs incurred to acquire patents that have not been issued are reported as deferred costs.  If a patent application is denied or expires, the costs incurred are charged to operations in the year the application is denied or expires.

The Company amortizes its patents over a period of ten years.  Amortization expense totaled $2,354 for each of the nine months ended July 31, 2012 and 2011, respectively.  Estimated future amortization expense for each of the next five fiscal years is as follows:

Year ended October 31,
2012	$787
2013	3,144
2014	3,144
2015	3,144
2016	3,144
Thereafter	8,002
$21,367

The Company’s patents consisted of the following at July 31, 2012:

Generation and differentiation of adult stem cell lines	$31,385
This patent is for a proprietary stem cell line with potential application to treatment of diabetes in both animals and humans.
Less accumulated amortization	(10,018)
$21,367

The Company has incurred costs relating to the filing of a new United States patent application entitled “POU5-F1 Expression in Human Mesenchymal Stem Cells” and the development of new technology related to generation of human induced pluripotent stem cells (iPS).  These costs totaled $8,000 and $5,595 at July 31, 2012 and October 31, 2011, respectively, and are included as deferred patent costs in the accompanying balance sheets.

The Company has also incurred costs relating to the filing of a new United States patent application entitled “Methods to Culture Mesenchymal Stem Cells and Related Materials” and the development of new technology related to this patent application.  These costs totaled $955 and $-0- at July 31, 2012 and October 31, 2011, respectively, and are included as deferred patent costs in the accompanying balance sheets.

Impairment and Disposal of Long-Lived Assets

The Company evaluates its long-lived assets for impairment when events or changes in circumstances indicate, in management's judgment, that the carrying value of such assets may not be recoverable.  If such assets are considered impaired, the impairment to be recognized is determined as the amount by which the carrying value exceeds the fair value of the assets.

The Company periodically reviews the carrying amount of it long-lived assets for possible impairment.  The Company recorded no asset impairment charges during either of the nine months ended July 31, 2012 or 2011.  A contingency exists with respect to these matters, the ultimate resolution of which cannot presently be determined.

Income taxes

The Company uses the liability method of accounting for income taxes.  Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized.

Revenue recognition and concentration of revenues

The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred (or service has been performed), the sales price is fixed and determinable, and collectability is reasonably assured.

For the nine months ended July 31, 2012 and 2011, 69% and 51% of the Company’s sales, respectively, were made to the Company’s top two customers.

Advertising Costs

The Company expenses all advertising costs as they are incurred.  Advertising costs were $6,446 and $5,335 for the nine months ended July 31, 2012 and 2011, respectively.

Consulting Expenses

From time-to-time the Company engages consultants to perform various professional and administrative functions including public relations and corporate marketing.  Expenses for consulting services are generally recognized when services are performed and billable by the consultant.  In the event an agreement requires payments in which the timing of the payments is not consistent with the performance of services, expense is recognized as either service events occur, or recognized evenly over the period of the consulting agreement where specific services performed under the agreement are not readily identifiable.  Consulting agreements in which compensation is contingent upon the successful occurrence of one or more events are only expensed when the contingency has been, or is reasonably assured, to be met.

Fair value of financial instruments

The carrying amounts of cash, accounts receivable, accounts payable and other accrued liabilities approximate fair value due to the short-term maturity of the instruments. Based on the borrowing rates currently available to the Company for loans with similar terms and average maturities, the fair value of long-term obligations consisting of various capital lease obligations approximates its carrying value.

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments and cash equivalents, and trade accounts receivable.  As of July 31, 2012 and October 31, 2011, the Company had no amounts of cash or cash equivalents in financial institutions in excess of amounts insured by agencies of the U.S. Government.

Net loss per share

The Company reports net loss per share using a dual presentation of basic and diluted loss per share. Basic net loss per share excludes the impact of common stock equivalents.  Diluted net loss per share utilizes the average market price per share when applying the treasury stock method in determining common stock equivalents.  For the nine months ended July 31, 2012, common stock equivalents of 322,500 representing outstanding options, were not included in the diluted per share calculation as all potentially dilutive securities were anti-dilutive due to the net loss in the period.  For the nine months ended July 31, 2011, common stock equivalents of 69,382 were included in the diluted per share calculation, and represented certain in-the-money common stock options.

Stock-based compensation

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “ASC”) Topic 718, “Stock Compensation,” establishes fair value as the measurement objective in accounting for share based payment arrangements, and requires all entities to apply a fair value based measurement method in accounting for share based payment transactions with employees.  Stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the period during which the holder is required to provide services in exchange for the award, i.e., the vesting period.

Recent accounting standards

There were various accounting standards and interpretations issued during 2012 and 2011, none of which are expected to have a material impact on the Company’s consolidated financial position, operations, or cash flows.